Variable interest entities (Maximum exposure to loss in VIEs) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entities [Abstract]
Carrying value of debt and equity investments	$ 123,279	$ 132,113
Debt guarantees	68,901	88,313
Maximum exposure to loss	$ 192,180	$ 220,426